Consolidated Statements of Cash Flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities of continuing operations
Pre-tax profit (loss)	R$ (14,086,659)	R$ (8,744,176)	R$ 19,927,698
Non-cash items
Loss (gain) on financial instruments (Note 6)	10,512,510	2,762,400	(2,043,170)
Gain on the restructuring of third-party borrowings (Note 6)			(11,054,800)
Fair value adjustment to borrowings and financing (Note 6)	(1,746,789)	527,465	(13,928,659)
Present value adjustment to other liabilities (Note 6)	193,248	59,214	(1,167,043)
Transaction with derivative financial instruments (Note 6)	134,987	(55,025)
Depreciation and amortization (Note 5)	4,341,705	4,537,583	4,014,467
Onerous obligation (Note 5)			4,883,620
Expected credit losses on trade receivables (Note 5)	133,684	299,102	401,749
Impairment (reversals) / losses (Note 5)	(1,129,708)	2,111,022	291,758
Provisions/(Reversals) (Note 5)	578,239	211,690	90,089
Share of results of investees (Note 5)	(31,624)	5,174	13,492
Gain on the sale of investments	(79,114)
Gain (loss) on the disposal of assets	(119,921)	129,438	215,398
Concession Agreement Extension Fee - ANATEL	313,798	374,752	80,550
Employee and management profit sharing	345,556	190,187	176,873
Recovered taxes (Notes 5 and 6)	(391,461)	(3,617,919)
Monetary corrections to provisions/(reversals) (Note 6)	879,178	1,589,551	226,022
Monetary corrections to tax refinancing program (Note 6)	6,800	16,135	28,036
Other	(244,190)	(432,909)	(632,817)
Adjustments to reconcile profit (loss)	(389,761)	(36,316)	1,523,262
Changes in assets and liabilities
Accounts receivable	848,659	(376,241)	(177,133)
Inventories	(51,982)	(21,113)	(48,280)
Taxes	1,416,573	1,322,267	121,951
Increases/decreases of cash investments	21,801	40,141	(87,744)
Trade payables	105,315	(678,046)	(860,900)
Payroll, related taxes and benefits	(245,315)	(313,169)	(253,902)
Assignment of receivables	459,014
Licenses and concessions	(41,209)	(127,313)
Provisions	(640,505)	(462,299)	(434,974)
Changes in assets and liabilities held for sale	485,858	(29,829)	(257,643)
Other assets and liabilities	(111,625)	(252,683)	525,660
Changes in assets and liabilities	2,246,584	(898,285)	(1,472,965)
Financial charges paid - debt	(805,975)	(926,910)	(19,215)
Financial charges paid - other	(151,639)	(60,909)	(2,884)
Income tax and social contribution paid - Company	(33,436)	(85,680)	(495,038)
Income tax and social contribution paid - third parties	(78,540)	(159,966)	(188,445)
Change in operating assets other	(1,069,590)	(1,233,465)	(705,582)
Cash flows from operating activities - continuing operations	787,233	(2,168,066)	(655,285)
Cash flows from operating activities - discontinued operations	3,619,470	4,358,169	3,517,821
Net cash generated by operating activities	4,406,703	2,190,103	2,862,536
Cash flows from investing activities - continuing operations
Purchases of tangibles and intangibles	(3,455,136)	(4,157,318)	(3,557,544)
Proceeds from the sale of investments and capital assets	144,422	106,097	22,276
Cash received on the sale of investments - PT Ventures	4,132,422
Decrease in non-controlling interests	(175,788)
Dividends received from investments abroad		226,525
Judicial deposits	(194,651)	(472,111)	(775,647)
Redemptions of judicial deposits	646,875	716,344	1,083,043
Cash flows from investing activities - continuing operations	1,098,144	(3,580,463)	(3,227,872)
Cash flows from investing activities - discontinued operations	(4,241,818)	(3,270,215)	(1,689,003)
Net cash used in investing activities	(3,143,674)	(6,850,678)	(4,916,875)
Cash flows from financing activities
Borrowings net of costs	2,485,898
Repayment of principal of borrowings and financing	(11,267)	(11,824)	(161,884)
Proceeds from (repayments of) derivative financial instrument transactions	(119,551)	72,113
Capital increase		4,000,000
Commitment to investors premium		(58,489)
Payments of obligation for licenses and concessions			(1,491)
Tax refinancing program	(81,671)	(151,720)	(265,359)
Payment of dividends and interest on capital		(437)	(54)
Leases	(596,597)	(540,838)
Exercise of warrants			4,580
Share buyback		(2,572)
Cash flows from financing activities - continuing operations	1,676,812	3,306,233	(424,208)
Cash flows from financing activities - discontinued operations	(877,182)	(949,042)	(136)
Net cash used in financing activities	799,630	2,357,191	(424,344)
Foreign exchange differences on cash equivalents	205,014		1,328
Cash and cash equivalents transferred to held for sale	(241,677)
Cash flows for the year	2,025,996	(2,303,384)	(2,477,355)
Cash and cash equivalents
Closing balance	4,107,941	2,081,945	4,385,329
Opening balance	2,081,945	4,385,329	6,862,684
Changes in the year	2,025,996	(2,303,384)	(2,477,355)
Acquisition of Property, Plant and Equipment and Intangible assets (incurring liabilities)	174,223	465,899	1,034,475
Offset of judicial deposits against provisions	376,376	395,143	845,088
Offsetting of recoverable taxes against taxes payable	4,377,247	4,554,108
Shares issued to the backstop investors		337,475
Settlement of payables for own shares (Notes 1 and 26 (b))		46,680
Conversion of debt into shares			R$ 11,613,980